PREPAYMENTS AND OTHER ASSETS (CURRENT) (Details) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
PREPAYMENTS AND OTHER ASSETS (CURRENT)
Prepayments	$ 139,767	$ 136,923
Inventories at the lower of cost and net realizable value	59,007	76,822
Performance bond and deposits	3,505	3,377
Total current prepayments and other assets	$ 202,279	$ 217,122